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[EATON VANCE MANAGED INVESTMENTS LOGO]

                                         [PHOTO]

Semiannual Report April 30, 2002

[PHOTO]

                         EATON VANCE
                         TAX-MANAGED
                         EQUITY ASSET
                         ALLOCATION
                            FUND

[PHOTO]

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Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2002
INVESTMENT UPDATE


[Photo of Duncan W. Richardson]

DUNCAN W. RICHARDSON
PORTFOLIO MANAGER


INVESTMENT ENVIRONMENT

- The U.S. economy, still suffering the hangover effects from the slowdown that followed the largest expansion in U.S. history, is beginning to show signs of recovery. GDP showed a stronger-than-expected 5.8% gain in the first quarter of 2002, while consumer spending remained strong. Despite the encouraging news, a full-scale recovery cannot yet be declared. Recent data have done little to clarify the overall outlook for the U.S. economy.

- The stock market, despite sporadic rallies, continued to slump over the past six months, experiencing, as of late April, its most extended decline in 19 months. In early May, the Federal Reserve Board announced its decision to leave interest rates unchanged, citing the belief that the risks of inflation and economic weakness remain equally present.

THE FUND

PERFORMANCE

- During the period since inception on March 4, 2002, the Fund's Class A shares had a total return of 1.80%. This return was the result of an increase in net asset value (NAV) to $10.18 on April 30, 2002, from $10.00 on March 4, 2002.(1)

- During the period since inception on March 4, 2002, the Fund's Class B shares had a total return of 1.80%. This return was the result of an increase in net asset value (NAV) to $10.18 on April 30, 2002, from $10.00 on March 4, 2002.(1)

- During the period since inception on March 4, 2002, the Fund's Class C shares had a total return of 1.70%. This return was the result of an increase in net asset value (NAV) to $10.17 on April 30, 2002, from $10.00 on March 4, 2002.(1)

MANAGEMENT DISCUSSION

- With its "Fund of Funds" structure, Tax-Managed Equity Asset Allocation Fund provides diversification across a broad spectrum of equity market sectors and investment styles. The Fund invests in seven Eaton Vance Tax-Managed Portfolios that hold securities in U.S. and international stocks, ranging from small- to large-capitalization companies, incorporating both value and growth investment styles.

- To meet shareholders' investment goals, the Fund utilizes a consistent tax-managed approach to seek long-term, after-tax returns. Tax-paying investors face a conflict between the twin aims of maintaining a prudent level of portfolio diversification and tax efficiency. Rebalancing to achieve an appropriate asset allocation often means selling successful investments, thereby realizing taxable gains. The Fund's structure normally allows it to adjust its asset allocation efficiently in two ways: by using new cash inflows to invest in underweighted Portfolio positions, and by reducing investments in overweighted Portfolios by withdrawing cash that is then added to underweighted Portfolios. A withdrawal of Portfolio cash does not usually trigger the recognition of taxable gains.

- The Fund's structure offers an additional potential tax benefit in that realized losses allocated to the Fund from one Portfolio are available to offset realized gains allocated to the Fund by other Portfolios.

- During the period from inception to April 30, 2002, the Fund posted modest gains, reflecting the performance of the underlying Portfolios. Our decisions to emphasize international, smaller capitalization, and value stocks have been productive. All three asset categories have outperformed the Russell 3000 Index and the larger capitalization S&P 500 benchmark since the Fund's inception.(2) Tax-Managed Equity Asset Allocation Fund and all its constituent Portfolios have also outperformed the Russell 3000 and S&P 500 benchmarks.(2)

FUND INFORMATION
AS OF APRIL 30, 2002

PERFORMANCE(3)                                  CLASS A     CLASS B     CLASS C
--------------                                  -------     -------     -------
Average Annual Total Returns
 (at net asset value)

Life of Fund+                                    1.80%       1.80%       1.70%
SEC Average Annual Total Returns
 (including sales charge or applicable CDSC)

Life of Fund+                                   -4.05%      -3.20%       0.70%

+Inception Dates -- Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

CURRENT ALLOCATIONS(4) BY TOTAL INVESTMENTS
-------------------------------------------
Tax-Managed Value Portfolio                    25%
Tax-Managed Growth Portfolio                   20%
Tax-Managed International Growth Portfolio     15%
Tax-Managed Mid-Cap Core Portfolio             10%
Tax-Managed Multi-Cap Opportunity Portfolio    10%
Tax-Managed Small-Cap Growth Portfolio         10%
Tax-Managed Small-Cap Value Portfolio          10%

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Allocations are as of April 30, 2002. Fund profile and allocations are subject to change. You may obtain free copies of each of the Portfolios' most recent financial statements by contacting Eaton Vance Distributors at 1-800-225-6265.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
-----------------------------------------------------
Investment in Tax-Managed Value
   Portfolio, at value
   (identified cost, $4,804,910)          $ 4,737,435
Investment in Tax-Managed Growth
   Portfolio, at value
   (identified cost, $3,910,971)            3,804,162
Investment in Tax-Managed International
   Growth Portfolio, at value
   (identified cost, $2,874,782)            2,837,597
Investment in Tax-Managed Small-Cap
   Growth Portfolio, at value
   (identified cost, $1,938,999)            1,926,036
Investment in Tax-Managed Multi-Cap
   Opportunity Portfolio, at value
   (identified cost, $1,882,487)            1,925,283
Investment in Tax-Managed Small-Cap
   Value Portfolio, at value
   (identified cost, $1,895,693)            1,918,725
Investment in Tax-Managed Mid-Cap Core
   Portfolio, at value
   (identified cost, $1,903,540)            1,908,165
Receivable for Fund shares sold               716,827
Receivable from affiliate                      29,547
Deferred offering costs                        42,896
-----------------------------------------------------
TOTAL ASSETS                              $19,846,673
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $     3,733
Payable to affiliate for distribution
   and service fees                             2,448
Payable to affiliate for Trustees' fees            39
Accrued expenses                               60,382
-----------------------------------------------------
TOTAL LIABILITIES                         $    66,602
-----------------------------------------------------
NET ASSETS                                $19,780,071
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $20,032,308
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                           (89,092)
Accumulated net investment loss                (9,166)
Net unrealized depreciation from
   Portfolios (computed on the basis of
   identified cost)                          (153,979)
-----------------------------------------------------
TOTAL                                     $19,780,071
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 8,115,390
SHARES OUTSTANDING                            796,915
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.18
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.18)      $     10.80
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 6,696,214
SHARES OUTSTANDING                            657,585
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.18
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $ 4,968,467
SHARES OUTSTANDING                            488,339
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.17
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
APRIL 30, 2002(1)
Investment Income
---------------------------------------------------
Dividends allocated from Portfolios       $  10,318
Interest allocated from Portfolios              965
Expenses allocated from Portfolios          (19,355)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIOS       $  (8,072)
---------------------------------------------------
Expenses
---------------------------------------------------
Investment adviser fee                    $     621
Administration fee                            1,578
Trustees' fees and expenses                      39
Distribution and service fees
   Class A                                    1,232
   Class B                                    3,580
   Class C                                    2,012
Amortization of offering costs                8,104
Legal and accounting services                 7,924
Printing and postage                          3,551
Registration fees                             1,000
Miscellaneous                                 1,000
---------------------------------------------------
TOTAL EXPENSES                            $  30,641
---------------------------------------------------
Deduct --
   Preliminary allocation of expenses
      allocated from Portfolios to
      affiliate                           $  19,355
   Preliminary allocation of Fund
      expenses to affiliate                  10,192
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  29,547
---------------------------------------------------

NET EXPENSES                              $   1,094
---------------------------------------------------

NET INVESTMENT LOSS                       $  (9,166)
---------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolios
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (89,092)
---------------------------------------------------
NET REALIZED LOSS                         $ (89,092)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(153,979)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(153,979)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(243,071)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(252,237)
---------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             APRIL 30, 2002(1)
--------------------------------------------------------------
From operations --
   Net investment loss                    $             (9,166)
   Net realized loss                                   (89,092)
   Net change in unrealized appreciation
      (depreciation)                                  (153,979)
--------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $           (252,237)
--------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $          8,300,738
      Class B                                        6,794,670
      Class C                                        5,024,380
   Cost of shares redeemed
      Class A                                          (80,448)
      Class B                                           (2,399)
      Class C                                           (4,633)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $         20,032,308
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         19,780,071
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $                 --
--------------------------------------------------------------
AT END OF PERIOD                          $         19,780,071
--------------------------------------------------------------

Accumulated net investment
loss included in net assets
--------------------------------------------------------------
AT END OF PERIOD                          $             (9,166)
--------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                        CLASS A
                                  --------------------
                                  PERIOD ENDED
                                  APRIL 30, 2002(1)
------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.000
------------------------------------------------------

Income (loss) from operations
------------------------------------------------------
Net investment loss(2)                  $(0.008)
Net realized and unrealized
   gain(3)                                0.188
------------------------------------------------------
TOTAL INCOME FROM OPERATIONS            $ 0.180
------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $10.180
------------------------------------------------------

TOTAL RETURN(4)                            1.80%
------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 8,115
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                         1.55%(6)
   Net investment loss                    (0.49)%(6)
Portfolio Turnover of
   Tax-Managed Value Portfolio               81%
Portfolio Turnover of
   Tax-Managed Growth
   Portfolio                                 11%
Portfolio Turnover of
   Tax-Managed International
   Growth Portfolio                          64%
Portfolio Turnover of
   Tax-Managed Small-Cap
   Growth Portfolio                          64%
Portfolio Turnover of
   Tax-Managed Multi-Cap
   Opportunity Portfolio                     79%
Portfolio Turnover of
   Tax-Managed Small-Cap Value
   Portfolio                                  1%
Portfolio Turnover of
   Tax-Managed Mid-Cap Core
   Portfolio                                  3%
------------------------------------------------------
+  The operating expenses of the Fund and the
   Portfolios reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the
   ratios and net investment loss per share would have
   been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                             4.36%(6)
   Net investment loss                    (3.30)%(6)
Net investment loss per share           $(0.054)
------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolios' allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                        CLASS B
                                  --------------------
                                  PERIOD ENDED
                                  APRIL 30, 2002(1)
------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.000
------------------------------------------------------

Income (loss) from operations
------------------------------------------------------
Net investment loss(2)                  $(0.019)
Net realized and unrealized
   gain(3)                                0.199
------------------------------------------------------
TOTAL INCOME FROM OPERATIONS            $ 0.180
------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $10.180
------------------------------------------------------

TOTAL RETURN(4)                            1.80%
------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 6,696
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                         2.30%(6)
   Net investment loss                    (1.21)%(6)
Portfolio Turnover of
   Tax-Managed Value Portfolio               81%
Portfolio Turnover of
   Tax-Managed Growth
   Portfolio                                 11%
Portfolio Turnover of
   Tax-Managed International
   Growth Portfolio                          64%
Portfolio Turnover of
   Tax-Managed Small-Cap
   Growth Portfolio                          64%
Portfolio Turnover of
   Tax-Managed Multi-Cap
   Opportunity Portfolio                     79%
Portfolio Turnover of
   Tax-Managed Small-Cap Value
   Portfolio                                  1%
Portfolio Turnover of
   Tax-Managed Mid-Cap Core
   Portfolio                                  3%
------------------------------------------------------
+  The operating expenses of the Fund and the
   Portfolios reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the
   ratios and net investment loss per share would have
   been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                             5.11%(6)
   Net investment loss                    (4.02)%(6)
Net investment loss per share           $(0.063)
------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolios' allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                        CLASS C
                                  --------------------
                                  PERIOD ENDED
                                  APRIL 30, 2002(1)
------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.000
------------------------------------------------------

Income (loss) from operations
------------------------------------------------------
Net investment loss(2)                  $(0.019)
Net realized and unrealized
   gain(3)                                0.189
------------------------------------------------------
TOTAL INCOME FROM OPERATIONS            $ 0.170
------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $10.170
------------------------------------------------------

TOTAL RETURN(4)                            1.70%
------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 4,968
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                         2.30%(6)
   Net investment loss                    (1.21)%(6)
Portfolio Turnover of
   Tax-Managed Value Portfolio               81%
Portfolio Turnover of
   Tax-Managed Growth
   Portfolio                                 11%
Portfolio Turnover of
   Tax-Managed International
   Growth Portfolio                          64%
Portfolio Turnover of
   Tax-Managed Small-Cap
   Growth Portfolio                          64%
Portfolio Turnover of
   Tax-Managed Multi-Cap
   Opportunity Portfolio                     79%
Portfolio Turnover of
   Tax-Managed Small-Cap Value
   Portfolio                                  1%
Portfolio Turnover of
   Tax-Managed Mid-Cap Core
   Portfolio                                  3%
------------------------------------------------------
+  The operating expenses of the Fund and the
   Portfolios reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the
   ratios and net investment loss per share would have
   been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                             5.11%(6)
   Net investment loss                    (4.02)%(6)
Net investment loss per share           $(0.063)
------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolios' allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in the following seven tax-managed equity portfolios managed by Eaton Vance or its affiliates:
   Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Value Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Value Portfolio (0.2%, 0.7%, 3.3%, 2.2%, 0.6%, 49.5%, and 43.6%, respectively, at April 30,
   2002). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of the financial statements of each of these Portfolios is available upon request from Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of Eaton Vance Management (EVM) and the Fund's principal underwriter.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- The valuation policy of each Portfolio is as follows:
   Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Offering Costs -- Costs incurred by the Fund in connection with its offering are being amortized over one year.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                  PERIOD ENDED
    CLASS A                                    APRIL 30, 2002(1)
    --------------------------------------------------------------
    Sales                                               804,630
    Redemptions                                          (7,715)
    --------------------------------------------------------------
    NET INCREASE                                        796,915
    --------------------------------------------------------------

                                                  PERIOD ENDED
    CLASS B                                    APRIL 30, 2002(1)
    --------------------------------------------------------------
    Sales                                               657,820
    Redemptions                                            (235)
    --------------------------------------------------------------
    NET INCREASE                                        657,585
    --------------------------------------------------------------

                                                  PERIOD ENDED
    CLASS C                                    APRIL 30, 2002(1)
    --------------------------------------------------------------
    Sales                                               488,797
    Redemptions                                            (458)
    --------------------------------------------------------------
    NET INCREASE                                        488,339
    --------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.80% (annually) of average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. The advisory fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests. For the period from the start of business, March 4, 2002 to April 30, 2002, the Fund's allocated portion of the advisory fees paid by the Portfolios totaled $7,860. The advisory fee paid directly by the Fund amounted to $621, for the period from the start of business, March 4, 2002 to April 30, 2002.

   An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the period from the start of business, March 4, 2002 to April 30, 2002, the administration fee amounted to $1,578. To reduce the net investment loss of the Fund, the Administrator was allocated $29,547 of the Fund's and the Portfolios' operating expenses.

   Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund that are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2002, no significant amounts have been deferred.

   EVD received $19,727 as its portion of the sales charge on sales of Class A for the period from the start of business, March 4, 2002 to April 30, 2002.

   Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,685 and $1,509 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, March 4, 2002 to April 30, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $284,000, and $267,000 for Class B and Class C shares, respectively.
   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period from the start of business, March 4, 2002 to April 30, 2002 amounted to $1,232, $895 and $503 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see
   Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $87 and $33 of CDSC paid by shareholders for Class B shares or Class C shares, respectively, for the period from the start of business, March 4, 2002 to April 30, 2002.

7 Investment Transactions
-------------------------------------------
   For the period from the start of business, March 4, 2002 to April 30, 2002, increases and decreases in the Fund's investment in the Portfolios were as follows:

    PORTFOLIO                                 CONTRIBUTIONS  WITHDRAWALS
    --------------------------------------------------------------------
    Tax-Managed Value Portfolio               $   4,813,168  $     2,500
    Tax-Managed Growth Portfolio                  3,909,461        2,000
    Tax-Managed International Growth
     Portfolio                                    2,890,548        1,500
    Tax-Managed Small-Cap Growth Portfolio        1,978,911        1,000
    Tax-Managed Multi-Cap Opportunity
     Portfolio                                    1,912,866        1,000
    Tax-Managed Small-Cap Value Portfolio         1,902,025        1,000
    Tax-Managed Mid-Cap Core Portfolio            1,911,565        1,000

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122





EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

         For more information about Eaton Vance's privacy policies, call: 1-800-262-1122





EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1229-6/02                                                             TMEAASRC